Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, All Other Investments [Abstract]
Investment Securities

Note 5 - Investment Securities

Investment securities are considered available-for-sale and, therefore, increases or decreases in the fair value of these investments are recorded in accumulated other comprehensive income (loss) as a component of equity on the consolidated balance sheets unless the securities are considered to be other than temporarily impaired at which time the losses are reclassified to expense.

The following table details the unrealized gains and losses on investment securities as of September 30, 2013 and December 31, 2012 (amounts in thousands):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investments in real estate fund as of September 30, 2013	$10,000	$-	$(520)	$9,480
Preferred securities as of December 31, 2012	$41,747	$223	$(316)	$41,654

At September 30, 2013, the Company had investments in a real estate fund, which was invested primarily in equity securities of other publicly traded REITS.

At December 31, 2012, the Company had investments in redeemable preferred stock and senior notes, accounted for as debt securities, with a fair value of $41.7 million. These investment securities were sold during the nine months ended September 30, 2013, resulting in a gain on sale of investments of $0.5 million.

Note 7 - Investment Securities

At December 31, 2012, the Company had investments in redeemable preferred stock and senior notes, accounted for as debt securities, with a fair value of $41.7 million. These investments were considered available-for-sale securities and therefore increases or decreases in the fair value of these investments are recorded in accumulated other comprehensive income as a component of equity on the consolidated balance sheet unless the securities are considered to be permanently impaired at which time the losses are reclassified to expense.

The following table details the unrealized gains and losses on investment securities as of December 31, 2012. The Company did not have any such investments as of December 31, 2011 (amounts in thousands):

	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities	$41,747	$223	$(316)	$41,654

The Company's preferred stock investments were redeemable at the respective issuer's option after five years from issuance. The senior notes had a weighted-average maturity of 29.6 years and a weighted-average interest rate of 5.7% as of December 31, 2012. These investments were sold in February 2013.